Short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Schedule of short-term investments
	As of December 31,	As of December 31,
	2021	2020

Marketable securities	$1,114,770	$-
Time deposits	18,000,000	-
Wealth management products	16,328,476	40,835,000
Total	$35,443,246	$40,835,000